Tenant and Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Tenant receivables, net of allowance for doubtful accounts of $375 and $346 as of March 31, 2013 and December 31, 2012, respectively	$ 29,237	$ 25,038
Tenant receivables, allowance for doubtful accounts	375	346
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	124,460	120,110
Tenant receivables, net	$ 153,697	$ 145,148